TAXES PAYABLE (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Taxes Payable [Line Items]
Taxes payable	$ 82,750	$ 401,574
Value Added Tax [Member]
Taxes Payable [Line Items]
Taxes payable	8,380	144,845
Enterprise Income Tax [Member]
Taxes Payable [Line Items]
Taxes payable	70,776	229,854
Employee Withholding Tax [Member]
Taxes Payable [Line Items]
Taxes payable	2,793	2,533
Business Tax [Member]
Taxes Payable [Line Items]
Taxes payable	165	161
City Construction Tax [Member]
Taxes Payable [Line Items]
Taxes payable	$ 636	$ 24,181